Borrowings by Currency (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,562	$ 4,412
HK$
Disclosure of detailed information about borrowings [line items]
Borrowings	0	1,944
US$
Disclosure of detailed information about borrowings [line items]
Borrowings	5,427	1,696
MOP
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 135	$ 772